Average Annual Total Returns		12 Months Ended	51 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		31.22%		8.92%	8.18%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%		14.42%	14.82%
MSCI EM (Emerging Markets) Net (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EM (Emerging Markets) Net (USD)
Average Annual Return, Percent		33.57%	5.16%
Boston Common ESG Impact International Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		25.19%		2.57%	6.08%
Boston Common ESG Impact International Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		24.13%		2.10%	5.75%
Boston Common ESG Impact International Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.73%		2.08%	5.00%
Boston Common ESG Impact U.S. Equity Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.20%		11.79%	12.29%
Boston Common ESG Impact U.S. Equity Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.62%		10.55%	11.29%
Boston Common ESG Impact U.S. Equity Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.56%		9.21%	9.99%
Boston Common ESG Impact Emerging Markets Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		37.06%	6.19%
Performance Inception Date	Sep. 20, 2021
Boston Common ESG Impact Emerging Markets Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		36.37%	5.81%
Boston Common ESG Impact Emerging Markets Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		22.45%	4.86%